                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21129

   Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
              (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300

                      Date of fiscal year end: November 30

                    Date of reporting period: August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND

To the Shareholders of Flaherty & Crumrine/Claymore Preferred Securities Income
Fund:

     The combination of falling interest rates and ongoing demand for preferred securities helped the Fund produce excellent returns during its third fiscal period ending August 31, 2010. For the three month period, total return on net asset value was +12.5%. Total return using market price of Fund shares was +13.7% during the period.

     It has been quite an eventful summer in the preferred securities market. We'll hit the highlights here, and readers willing to do a little extra-credit homework will find more detailed discussions on the Fund's website.

     In addition to strong performance of the Fund's investment portfolio, the monthly dividend paid to shareholders was increased to $0.125 per share from $0.12, commencing with the August distribution. This 4.2% increase reflects the ongoing favorable environment of relatively high yields on Fund investments and the low cost of Fund borrowings.

     We expect the level of economic growth to remain tepid over the coming quarters and then to show gradual improvement. We anticipate the Fund's cost of borrowing will follow a similar path, remaining low for a period, then increasing gradually. Of course, unless income from the Fund's investments also increases, a rise in the cost of borrowing would negatively impact the distribution to shareholders.

     Although economic activity has slowed recently, we do not expect the economy to fall back into recession. In fact, we see some healthy signs, such as a substantial increase in personal savings and steady levels of business investment aimed at improving productivity. As individuals save more, some of these dollars are likely to find their way into the preferred market. As companies become more efficient, their financial condition generally improves. These trends, along with declining interest rates, have helped boost the Fund's investment performance.

     In the aftermath of the financial meltdown, Congress and various bank regulators set out to establish new rules to hopefully prevent a repeat of the crisis. We are now getting a better sense of how new regulations will impact the market. With passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act in July, along with increasing clarification from international bank regulators, the fog is beginning to lift on the future role of preferred securities as a source of capital for the banking industry(1).

     Since our last letter, rule makers have indicated which security structures they don't like, but have yet to decide what will be okay. It is now clear that trust preferred securities, which are favored by banks as a form of capital, will not meet the new standards. As a result, not only will there be no new issues of this type, issuers will want to redeem or replace outstanding trust preferreds sooner than was previously expected. In response, prices of many bank trust preferred securities have moved higher--contributing to the Fund's strong performance.

     It is less clear what types of securities banks will be allowed to issue to meet future capital requirements. We are monitoring the debate closely and throwing in our two cents whenever appropriate. At this time, we believe the parties are moving toward a sensible conclusion and will ultimately induce banks to issue preferred securities suitable for the Fund's portfolio. Of course, we will stay on top of this and report important developments in these letters or on the Fund's website.

----------
(1) The treatment of preferred securities issued by NON-BANKS has not changed in any meaningful way.

     As of this writing, roughly 24% of the Fund's portfolio is invested in trust preferred securities issued by U.S. banks. In light of the new rules, we think it is likely that many of these issues will be redeemed, beginning in 2013. We'll have our work cut out for us trying to replace the income on these securities, but until we have a better idea how the banks will replace these issues, it is difficult to predict the impact on the Fund.

     As always, we encourage you to visit www.fcclaymore.com to read our Quarterly Economic Update as well as a more detailed discussion of factors affecting the wonderful world of preferred securities.

Sincerely,


/s/ Donald F. Crumrine                  /s/ Robert M. Ettinger
Donald F. Crumrine                      Robert M. Ettinger
Chairman of the Board                   President

October 15, 2010

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                     AUGUST 31, 2010 (UNAUDITED)

FUND STATISTICS
---------------
Net Asset Value                   $     15.86
Market Price                      $     16.50
Premium                                  4.04%
Yield on Market Price                    9.09%
Common Stock Shares Outstanding    42,794,496

MOODY'S RATINGS            % OF NET ASSETS+
---------------            ----------------
AAA                               0.5%
A                                 8.0%
BBB                              70.2%
BB                               16.5%
Below "BB"                        2.1%
Not Rated*                        0.4%
Below Investment Grade**         15.3%

*    Does not include net other assets and liabilities of 2.3%.

**   Below investment grade by both Moody's and S&P.

                                   (PIE CHART)

INDUSTRY CATEGORIES   % OF NET ASSETS+
-------------------   ----------------
Banking                      38%
Utilities                    26%
Insurance                    24%
Energy                        5%
Financial Services            3%
Other                         4%

TOP 10 HOLDINGS BY ISSUER   % OF NET ASSETS+
-------------------------   -----------------
Banco Santander                   5.9%
Liberty Mutual Group              5.6%
Capital One Financial             4.6%
Dominion Resources                3.6%
Comerica                          3.2%
HSBC Plc                          3.2%
Wells Fargo                       3.1%
Metlife                           3.1%
Puget Energy                      3.0%
Southern Union                    3.0%

                                                                          % OF NET ASSETS***+
                                                                          -------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals               28%
Holdings Generating Income Eligible for the Corporate Dividend Received
   Deduction (DRD)                                                                14%

*** This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.

+    Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS
AUGUST 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                 VALUE
------------                                                                            --------------
PREFERRED SECURITIES -- 93.5%
                  BANKING -- 38.0%
$    17,750,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B .................   $   18,494,950(1)
      2,046,320   Banco Santander, 10.50% Pfd., Series 10 ...........................       59,532,565**(1)(2)
         87,400   Bank of America Corporation, 8.625% Pfd., Series 8 ................        2,245,306*(1)
$     1,815,000   BankAmerica Institutional, Series A, 8.07% 12/31/26, 144A**** .....        1,864,912
                  Barclays Bank PLC:
$    13,500,000      6.278% .........................................................       11,356,875**(1)(2)
        345,000      6.625% Pfd., Series 2 ..........................................        8,214,450**(1)(2)
         17,000      7.75% Pfd., Series 4 ...........................................          438,090**(2)
        200,000      8.125% Pfd., Series 5 ..........................................        5,252,000**(1)(2)
         35,000   BB&T Capital Trust V, 8.95% Pfd. ..................................          969,588
        216,000   BB&T Capital Trust VI, 9.60% Pfd. .................................        6,112,800(1)
        115,700   BB&T Capital Trust VII, 8.10% Pfd. ................................        3,100,760(1)
$    34,490,000   Capital One Capital III, 7.686% 08/15/36 ..........................       34,921,125(1)
$     5,362,000   Capital One Capital V, 10.25% 08/15/39 ............................        5,824,473
$     5,350,000   Capital One Capital VI, 8.875% 05/15/40 ...........................        5,671,000(1)
$    35,100,000   Colonial BancGroup, 7.114%, 144A**** ..............................          930,150++
$    34,500,000   Comerica Capital Trust II, 6.576% 02/20/37 ........................       32,430,000(1)
         28,800   FBOP Corporation, Adj. Rate Pfd., 144A**** ........................          111,168*+
$     7,500,000   Fifth Third Capital Trust IV, 6.50% 04/15/37 ......................        6,525,000(1)
         35,000   Fifth Third Capital Trust V, 7.25% Pfd. 08/15/67 ..................          873,250
         12,100   Fifth Third Capital Trust VII, 8.875% Pfd. 05/15/68 ...............          320,272
          7,850   First Republic Preferred Capital Corporation, 10.50% Pfd.,
                     144A**** .......................................................        8,109,050(1)
         14,500   First Tennessee Bank, Adj. Rate Pfd., 144A**** ....................        8,749,844*
$     3,000,000   First Tennessee Capital I, 8.07% 01/06/27, Series A ...............        2,886,372(1)
$     9,000,000   First Union Institutional Capital I, 8.04% 12/01/26 ...............        9,220,536(1)
$     1,500,000   Fleet Capital Trust II, 7.92% 12/11/26 ............................        1,515,000
              6   FT Real Estate Securities Company, 9.50% Pfd., 144A**** ...........        5,550,000
                  Goldman Sachs:
$     1,500,000      Capital I, 6.345% 02/15/34 .....................................        1,401,393(1)
$    12,537,000      Capital II, 5.793% .............................................       10,139,299(1)
          3,600      STRIPES Custodial Receipts, Pvt ................................        1,890,000*
        720,000   HSBC Holdings PLC, 8.00% Pfd., Series 2 ...........................       19,125,000**(1)(2)
$     1,500,000   HSBC USA Capital Trust II, 8.38% 05/15/27, 144A**** ...............        1,581,901
                  HSBC USA, Inc.:
        109,900      Adj. Rate Pfd., Series D .......................................        2,651,338*(1)
        344,300      6.50% Pfd., Series H ...........................................        8,682,833*(1)
         60,000   ING Groep NV, 8.50% Pfd. ..........................................        1,491,600**(2)
$       725,000   JPMorgan Chase Capital XVIII, 6.95% 08/17/36, Series R ............          746,201

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                 VALUE
------------                                                                            --------------
PREFERRED SECURITIES -- (CONTINUED)
                  BANKING -- (CONTINUED)
$     6,500,000   JPMorgan Chase Capital XXVII, 7.00% 11/01/39, Series AA ...........   $    6,912,906(1)
          7,000   Keycorp Capital VIII, 7.00% Pfd. 06/15/66 .........................          175,000
        172,000   Keycorp Capital X, 8.00% Pfd. .....................................        4,472,000(1)
$    17,800,000   Lloyds Banking Group PLC, 6.657%, 144A**** ........................       11,525,500**(2)+
$    13,825,000   National City Preferred Capital Trust I, 12.00% ...................       15,332,326(1)
$     3,317,000   NB Capital Trust IV, 8.25% 04/15/27 ...............................        3,423,768(1)
        164,520   PNC Financial Services, 9.875% Pfd., Series F .....................        4,699,103*(1)
$     2,500,000   PNC Preferred Funding Trust III, 8.70%, 144A**** ..................        2,589,505(1)
          8,641   Sovereign REIT, 12.00% Pfd., Series A, 144A**** ...................       10,066,765
             60   Union Planters Preferred Funding, 7.75% Pfd., Series A, 144A**** ..        4,314,375
$     8,000,000   Wachovia Capital Trust V, 7.965% 06/01/27, 144A**** ...............        8,287,944(1)
        509,900   Wachovia Preferred Funding, 7.25% Pfd., Series A ..................       13,034,319(1)
                  Washington Mutual:
$     2,100,000      9.75%, 144A**** ................................................          131,250++
$    10,050,000      6.534%, 144A**** ...............................................          628,125++
$    11,067,000   Webster Capital Trust IV, 7.65% 06/15/37 ..........................        8,760,704(1)
$       650,000   Wells Fargo Capital XV, 9.75% .....................................          712,725
                                                                                        --------------
                                                                                           383,995,416
                                                                                        --------------
                  FINANCIAL SERVICES -- 2.8%
$     1,340,000   Ameriprise Financial, Inc., 7.518% 06/01/66 .......................        1,329,950(1)
$     7,000,000   Gulf Stream-Compass 2005 Composite Notes, 144A**** ................        2,695,560
        155,225   Heller Financial, Inc., 6.687% Pfd., Series C .....................       15,095,631*
                  Lehman Brothers Holdings, Inc.:
         34,000      5.67% Pfd., Series D ...........................................            9,452*++
        471,500      7.95% Pfd. .....................................................            8,016*++
         20,000   Lehman Capital Trust III, 6.375% Pfd., Series K ...................            5,250 ++
$    10,000,000   RACERS(R) Series 2005 AMMC V Trust, 144A**** ......................        6,086,764
$     3,000,000   Schwab Capital Trust I, 7.50% 11/15/37 ............................        3,042,762(1)
                                                                                        --------------
                                                                                            28,273,385
                                                                                        --------------
                  INSURANCE -- 22.5%
$     3,291,000   Ace Capital Trust II, 9.70% 04/01/30 ..............................        4,036,026(1)(2)
$       455,000   AON Corporation, 8.205% 01/01/27 ..................................          493,310
                  Arch Capital Group Ltd.:
        117,750      7.875% Pfd., Series B ..........................................        2,998,951**(1)(2)
        100,000      8.00% Pfd., Series A ...........................................        2,587,500**(1)(2)
$     8,500,000   AXA SA, 6.463%, 144A**** ..........................................        6,800,000**(1)(2)

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                 VALUE
------------                                                                            --------------
PREFERRED SECURITIES -- (CONTINUED)
                  INSURANCE -- (CONTINUED)
                  Axis Capital Holdings:
        160,519      7.25% Pfd., Series A ...........................................   $    4,023,007**(1)(2)
        281,505      7.50% Pfd., Series B ...........................................       25,097,944(1)(2)
         37,000   Corts Provident Financing Trust I, 8.50% Pfd. .....................          983,553(1)
        558,000   Delphi Financial Group, 7.376% Pfd. 05/15/37 ......................       12,366,675(1)
$    20,919,000   Everest Re Holdings, 6.60% 05/15/37 ...............................       18,905,546(1)
$     4,650,000   Great West Life & Annuity Insurance, 7.153% 05/16/46, 144A**** ....        4,440,750(1)
                  Liberty Mutual Group:
$     2,000,000      7.80% 03/15/37, 144A**** .......................................        1,780,000(1)
$    35,418,000      10.75% 06/15/58, 144A**** ......................................       39,756,705(1)
$    12,000,000   MetLife Capital Trust X, 9.25% 04/08/38, 144A**** .................       13,860,000(1)
$    13,520,000   MetLife, Inc., 10.75% 08/01/39 ....................................       17,140,980(1)
                  Principal Financial Group:
         90,000      5.563% Pfd., Series A ..........................................        7,678,125*
        352,000      6.518% Pfd., Series B ..........................................        8,853,680*(1)
                  Renaissancere Holdings Ltd.:
        162,700      6.08% Pfd., Series C ...........................................        3,701,425**(1)(2)
        241,029      6.60% Pfd., Series D ...........................................        6,004,032**(1)(2)
         60,835      7.30% Pfd., Series B ...........................................        1,528,479**(2)
        407,200   Scottish Re Group Ltd., 7.25% Pfd. ................................        2,532,295**(2)+
$     7,500,000   Stancorp Financial Group, 6.90% 06/01/67 ..........................        6,476,407(1)
$     7,425,000   USF&G Capital, 8.312% 07/01/46, 144A**** ..........................        8,708,292(1)
$    13,000,000   USF&G Capital I, 8.50% 12/15/45, 144A**** .........................       15,557,295(1)
$    12,200,000   XL Capital Ltd., 6.50%, Series E ..................................        9,318,360(1)(2)
$     2,000,000   ZFS Finance USA Trust V, 6.50% 05/09/37, 144A**** .................        1,830,000
                                                                                        --------------
                                                                                           227,459,337
                                                                                        --------------
                  UTILITIES -- 24.2%
                  Baltimore Gas & Electric Company:
         10,000      6.70% Pfd., Series 1993 ........................................        1,005,938*(1)
         10,000      7.125% Pfd., Series 1993 .......................................        1,006,875*
        328,179   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 ..................       15,719,774(1)
$    18,533,000   COMED Financing III, 6.35% 03/15/33 ...............................       16,562,497(1)
         62,100   Constellation Energy Group, 8.625% Pfd. 06/15/63, Series A ........        1,694,709
$    19,675,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 ................       19,899,374(1)
                  Dominion Resources, Inc.:
$    15,262,000      7.50% ..........................................................       15,585,448(1)
         26,700      8.375% Pfd., Series A ..........................................          770,028

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                 VALUE
------------                                                                            --------------
PREFERRED SECURITIES -- (CONTINUED)
                  UTILITIES -- (CONTINUED)
        296,300   Entergy Arkansas, Inc., 6.45% Pfd. ................................   $    7,166,756*
         69,500   Entergy Louisiana, Inc., 6.95% Pfd. ...............................        6,691,550*
                  FPL Group Capital, Inc.:
$     7,500,000      6.65% 06/15/67 .................................................        7,134,503(1)
$     4,000,000      7.30% 09/01/67, Series D .......................................        4,065,508(1)
        168,640   Georgia Power Company, 6.50% Pfd., Series 2007A ...................       17,554,378*(1)
        119,805   Indianapolis Power & Light Company, 5.65% Pfd. ....................       10,752,499*
        346,600   Interstate Power & Light Company, 8.375% Pfd., Series B ...........       10,055,733*
$     2,386,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D ...........        2,378,785(1)
$    24,500,000   PECO Energy Capital Trust IV, 5.75% 06/15/33 ......................       20,764,608(1)
$    32,500,000   Puget Sound Energy, Inc., 6.974% 06/01/67 .........................       30,213,235(1)
                  Southern California Edison:
        118,850      6.00% Pfd., Series C ...........................................       11,275,894*(1)
         15,245      6.125% Pfd. ....................................................        1,457,327*
$    18,130,000   Southern Union Company, 7.20% 11/01/66 ............................       16,452,975(1)
$     4,200,000   Union Electric Power Company, 7.69% 12/15/36, Series A ............        4,313,156(1)
$    23,000,000   Wisconsin Energy Corporation, 6.25% 05/15/67 ......................       21,764,072(1)
                                                                                        --------------
                                                                                           244,285,622
                                                                                        --------------
                  ENERGY -- 4.7%
$    27,500,000   Enbridge Energy Partners LP, 8.05% 10/01/37 .......................       27,637,968(1)
                  Enterprise Products Partners:
$     4,915,000      7.00% 06/01/67 .................................................        4,536,540(1)
$    15,000,000      8.375% 08/01/66, Series A ......................................       15,467,865(1)
                                                                                        --------------
                                                                                            47,642,373
                                                                                        --------------
                  REAL ESTATE INVESTMENT TRUST (REIT) -- 0.1%
         45,947   PS Business Parks, Inc., 6.70% Pfd., Series P .....................        1,110,654
                                                                                        --------------
                                                                                             1,110,654
                                                                                        --------------
                  MISCELLANEOUS INDUSTRIES -- 1.2%
        112,750   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ...............        9,922,000*(1)
$     2,500,000   Stanley Works, 5.902% 12/01/45 ....................................        2,507,873(1)
                                                                                        --------------
                                                                                            12,429,873
                                                                                        --------------
                  TOTAL PREFERRED SECURITIES
                     (Cost $982,048,579) ............................................      945,196,660
                                                                                        --------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                 VALUE
------------                                                                            --------------
CORPORATE DEBT SECURITIES -- 4.2%
                  FINANCIAL SERVICES -- 0.2%
         55,000   Ameriprise Financial, Inc., 7.75% 06/15/39 ........................   $    1,509,338(1)
$     4,726,012   Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16,
                     144A**** .......................................................          649,354++
                                                                                        --------------
                                                                                             2,158,692
                                                                                        --------------
                  INSURANCE -- 1.7%
$    15,750,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** ...............       14,684,103(1)
$     2,500,000   UnumProvident Corporation, 7.25% 03/15/28, Senior Notes ...........        2,664,568(1)
                                                                                        --------------
                                                                                            17,348,671
                                                                                        --------------
                  UTILITIES -- 1.4%
         21,000   Entergy Texas, Inc., 7.875% 06/01/39 ..............................          603,960
                  Southern Union Company:
$     5,300,000      7.60% 02/01/24, Senior Notes ...................................        6,399,877(1)
$     6,047,000      8.25% 11/15/29, Senior Notes ...................................        7,152,742(1)
                                                                                        --------------
                                                                                            14,156,579
                                                                                        --------------
                  REAL ESTATE INVESTMENT TRUST (REIT) -- 0.4%
$     3,500,000   Realty Income Corporation, 5.875% 03/15/35 ........................        3,203,480(1)
                                                                                        --------------
                                                                                             3,203,480
                                                                                        --------------
                  MISCELLANEOUS INDUSTRIES -- 0.5%
         16,500   Corp-Backed Trust Certificates, 7.00% 11/15/28, Series Sprint .....          377,025(1)
                  Pulte Homes, Inc.:
         58,240      7.375% 06/01/46 ................................................        1,323,143(1)
$     3,550,000      7.875% 06/15/32 ................................................        3,159,500(1)
                                                                                        --------------
                                                                                             4,859,668
                                                                                        --------------
                  TOTAL CORPORATE DEBT SECURITIES
                     (Cost $43,311,319) .............................................       41,727,090
                                                                                        --------------
COMMON STOCKS -- 0.6%
                  BANKING -- 0.2%
         54,740   CIT Group, Inc.....................................................        2,007,863*+
                                                                                        --------------
                                                                                             2,007,863
                                                                                        --------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                 VALUE
------------                                                                            --------------
COMMON STOCKS -- (CONTINUED)
                  UTILITIES -- 0.4%
        115,000   Southern Company ..................................................   $    4,219,350*
                                                                                        --------------
                                                                                             4,219,350
                                                                                        --------------
                  TOTAL COMMON STOCKS
                     (Cost $14,698,578) .............................................        6,227,213
                                                                                        --------------
MONEY MARKET FUND -- 1.5%
     15,400,686   BlackRock Provident Institutional, T-Fund .........................       15,400,686
                                                                                        --------------
                  TOTAL MONEY MARKET FUND
                     (Cost $15,400,686) .............................................       15,400,686
                                                                                        --------------
TOTAL INVESTMENTS (Cost $1,055,459,162***) ..............................   99.8%        1,008,551,649
OTHER ASSETS AND LIABILITIES (Net) ......................................    0.2%            2,330,330
                                                                           -----        --------------
NET ASSETS BEFORE LOAN ..................................................  100.0%+++    $1,010,881,979
                                                                           -----        --------------
LOAN PRINCIPAL BALANCE ..............................................................     (331,975,000)
                                                                                        --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ..........................................   $  678,906,979
                                                                                        ==============

----------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**   Securities distributing Qualified Dividend Income only.

***  Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2010, these securities amounted to $191,211,312 or 18.9% of net assets before the loan. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1) All or a portion of this security is pledged as collateral for the Fund's loan. The total value of such securities was $716,442,679 at August 31, 2010.

(2)  Foreign Issuer.

+    Non-income producing.

++ The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.

+++ The percentage shown for each investment category is the total value of that category as a percentage of total net assets before the loan.

     ABBREVIATIONS:
CORTS   -- Corporate-Backed Trust Securities
PFD.    -- Preferred Securities
PVT.    -- Private Placement Securities
RACERS  -- Restructured Asset Certificates with Enhanced Returns
REIT    -- Real Estate Investment Trust
STRIPES -- Structured Residual Interest Preferred Enhanced Securities

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)
FOR THE PERIOD FROM DECEMBER 1, 2009 THROUGH AUGUST 31, 2010 (UNAUDITED)

                                                                                      VALUE
                                                                                   ------------
OPERATIONS:
   Net investment income .......................................................   $ 49,989,885
   Net realized gain/(loss) on investments sold during the period ..............      5,843,183
   Change in net unrealized appreciation/depreciation of investments ...........     95,216,822
                                                                                   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................    151,049,890
DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders(2) ...    (45,078,721)
                                                                                   ------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ............................    (45,078,721)
FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment and
      Cash Purchase Plan .......................................................      1,796,248
                                                                                   ------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING FROM
      FUND SHARE TRANSACTIONS ..................................................      1,796,248
                                                                                   ------------
NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
   FOR THE PERIOD ..............................................................   $107,767,417
                                                                                   ============
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period .........................................................   $571,139,562
   Net increase in net assets during the period ................................    107,767,417
                                                                                   ------------
   End of period ...............................................................   $678,906,979
                                                                                   ============

----------
(1) These tables summarize the nine months ended August 31, 2010 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2009.

(2)  May include income earned, but not paid out, in prior fiscal year.

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                         FINANCIAL HIGHLIGHTS(1)
        FOR THE PERIOD FROM DECEMBER 1, 2009 THROUGH AUGUST 31, 2010 (UNAUDITED)
                     FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period ........................................   $        13.38
                                                                                   --------------
INVESTMENT OPERATIONS:
   Net investment income
                                                                                             1.17
   Net realized and unrealized gain/(loss) on investments ......................             2.37
                                                                                   --------------
   Total from investment operations ............................................             3.54
                                                                                   --------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ..................................................            (1.06)
                                                                                   --------------
   Total distributions to Common Stock Shareholders ............................            (1.06)
                                                                                   --------------
   Net asset value, end of period ..............................................   $        15.86
                                                                                   ==============
   Market value, end of period .................................................   $        16.50
                                                                                   ==============
   Common Stock shares outstanding, end of period ..............................       42,794,496
                                                                                   ==============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ......................................................            10.54%*
   Operating expenses including interest expense ...............................             1.74%*
   Operating expenses excluding interest expense ...............................             1.02%*
SUPPLEMENTAL DATA:++
   Portfolio turnover rate .....................................................               21%**
   Net assets before loan, end of period (in 000's) ............................   $    1,010,882
   Ratio of operating expenses including interest expense to net assets
      before loan ..............................................................             1.16%*
   Ratio of operating expenses excluding interest expense to net assets
      before loan ..............................................................             0.68%*

(1) These tables summarize the nine months ended August 31, 2010 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2009.

*    Annualized.

**   Not annualized.

+ The net investment income ratios reflect income net of operating expenses, including interest expense.

++ Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK (UNAUDITED)

                          TOTAL                                   DIVIDEND
                        DIVIDENDS   NET ASSET        NYSE       REINVESTMENT
                          PAID        VALUE     CLOSING PRICE    PRICE (1)
                        ---------   ---------   -------------   ------------
December 31, 2009 ...    $0.1140     $13.99         $13.97         $13.99
January 29, 2010 ....     0.1140      14.52          14.34          14.51
February 26, 2010 ...     0.1140      14.52          14.89          14.52
March 31, 2010 ......     0.1140      15.12          15.28          15.12
April 30, 2010 ......     0.1140      15.49          15.72          15.49
May 28, 2010 ........     0.1200      14.43          14.86          14.43
June 30, 2010 .......     0.1200      14.72          15.64          14.86
July 30, 2010 .......     0.1200      15.37          16.32          15.50
August 31, 2010 .....     0.1250      15.86          16.50          15.86

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At August 31, 2010, the aggregate cost of securities for federal income tax purposes was $1,058,217,670, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $85,447,147 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $135,113,168.

2.   ADDITIONAL ACCOUNTING STANDARDS

     FAIR VALUE MEASUREMENT: The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the inputs used to value the Fund's investments as of August 31, 2010 is as follows:

                                                                             LEVEL 2        LEVEL 3
                                              TOTAL           LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                             VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                         AUGUST 31, 2010       PRICE          INPUTS        INPUTS
                                         ---------------   ------------   ------------   ------------
Preferred Securities
   Banking                                $  383,995,416   $219,733,503   $164,150,745    $  111,168
   Financial Services                         28,273,385             --     24,177,389     4,095,996
   Insurance                                 227,459,337     76,580,577    150,878,760            --
   Utilities                                 244,285,622     28,105,918    216,179,704            --
   Energy                                     47,642,373             --     47,642,373            --
   Real Estate Investment Trust (REIT)         1,110,654      1,110,654             --            --
   Miscellaneous Industries                   12,429,873             --     12,429,873            --
Corporate Debt Securities                     41,727,090     17,366,085     23,711,651       649,354
Common Stock
   Banking                                     2,007,863      2,007,863             --            --
   Utilities                                   4,219,350      4,219,350             --            --
Money Market Fund                             15,400,686     15,400,686             --            --
                                          --------------   ------------   ------------    ----------
Total Investments                         $1,008,551,649   $364,524,636   $639,170,495    $4,856,518
                                          ==============   ============   ============    ==========

     The Fund did not have any significant transfers in and out of Level 1 and Level 2 during the period.

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     The Fund's investments in Level 2 and Level 3 are based primarily on market information, where available. This includes, but is not limited to, prices provided by third-party providers, observable trading activity (including the recency, depth, and consistency of such information with quoted levels), and the depth and consistency of broker-quoted prices. In the event market information is not directly available, comparable information may be observed for securities that are similar in many respects to those being valued. The Fund may employ an income approach for certain securities that also takes into account credit risk, interest rate risk, and potential recovery prospects.

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                         PREFERRED SECURITIES
                                                         ---------------------
                                                                     FINANCIAL   CORPORATE DEBT
                                     TOTAL INVESTMENTS    BANKING     SERVICES     SECURITIES
                                     -----------------   --------   ----------   --------------
BALANCE AS OF 11/30/09                   $2,574,696      $158,400   $1,920,537      $495,759
Accrued discounts/premiums                       --            --           --            --
Realized gain/(loss)                             --            --           --            --
Change in unrealized appreciation/
   (depreciation)                         2,281,822       (47,232)   2,175,459       153,595
Net purchases/(sales)                            --            --           --            --
Transfers in and/or out of Level 3               --            --           --            --
                                         ----------      --------   ----------      --------
BALANCE AS OF 8/31/10                    $4,856,518      $111,168   $4,095,996      $649,354

     For the period ended August 31, 2010, total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $2,281,822.

                      [This page intentionally left blank]

DIRECTORS
   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary
   Linda M. Puchalski
      Assistant Treasurer

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

SERVICING AGENT
   Guggenheim Funds Distributors, Inc.
   1-866-233-4001

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND?

     -    If your shares are held in a Brokerage Account, contact your Broker.

     - If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent --

               BNY Mellon Investment Servicing (US) Inc.
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                      (FLAHERTY & CRUMRINE/CLAYMORE LOGO)
                              PREFERRED SECURITIES
                                  INCOME FUND

                                    Quarterly
                                     Report

                                 August 31, 2010

                               www.fcclaymore.com

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Flaherty & Crumrine/Claymore Preferred Securities Income Fund
             Incorporated


By (Signature and Title)* /s/ Donald F. Crumrine
                          ------------------------------------------------------
                          Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                          (principal executive officer)

Date October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Donald F. Crumrine
                          -----------------------------------------------------
                          Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                          (principal executive officer)

Date October 25, 2010


By (Signature and Title)* /s/ R. Eric Chadwick
                          ------------------------------------------------------
                          R. Eric Chadwick, Chief Financial Officer, Treasurer and Vice President
                          (principal financial officer)

Date October 25, 2010

* Print the name and title of each signing officer under his or her signature.